Equity Incentive Plan - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Total compensation cost	$ 1,932	$ 2,102
Expected weighted average recognition period of share based compensation awards	1 year 11 months 2 days
Equity Incentive Plan
Total compensation cost	$ 1,926